Statements Of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (705,178)	$ 512,522	$ 230,132	$ 113,522
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	604,422	605,127	795,073	665,663
Amortization of prepaid rental expense	27,136
Bad debt expense	83,203	19,400	39,041	17,053
Gain from disposal of property and equipment				(15,227)
Written of advances to suppliers	19,871
Changes in operating assets and liabilities:
Accounts receivable	(420,484)	(456,115)	(917,957)	355,420
Inventories	10,703	(653,695)	(37,123)	73,889
Advances to suppliers	(862,364)	(22,803)	(35,196)	11,400
Other receivables	(174,833)	(1,693,795)	966,416	(963,879)
Prepaid expenses	(26,074)		(10,312)
Due from related party	3,845,447	870,269
Other current assets	(966,157)	480,791	496,650	(401,537)
Accounts payable and accrued payables	(193,057)	(51,097)	205,570	222,165
Advances from customers	561,634	153,688	(61,292)	54,419
Other payables	16,633	(194,801)	(1,003,678)	267,965
Total adjustments	2,526,080	(943,031)	437,192	287,331
Net cash provided by (used in) operating activities	1,820,902	(430,509)	667,324	400,853
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in short-term investment	(32,370)
Investment in construction in progress	(730,227)	(10,876)	(640,289)	(7,747)
Proceeds from disposal of construction in progress				49,269
Purchase of plant and equipment	(425,775)	(721,382)	(743,650)	(1,465,324)
Net cash used in investing activities	(1,188,372)	(732,258)	(1,383,939)	(1,423,802)
CASH FLOWS FROM FINANCING ACTIVITIES
Due to related party	812,269		(1,150,160)	(2,200,409)
Repayment of long-term loans	(2,414,215)
Proceeds from long-term loans		1,331,537	6,821,715
Repayment of short-term loans	(5,536,599)	(6,820,163)	(12,536,885)	(6,625,713)
Proceeds from short-term loans	7,628,919	6,657,684	7,614,938	9,543,877
Net cash provided by financing activities	490,374	1,169,058	749,608	717,755
EFFECT OF EXCHANGE RATE CHANGES ON CASH	23,682	1,947	3,030	19,851
NET INCREASE (DECREASE) IN CASH	1,146,586	8,238	36,023	(285,343)
CASH, BEGINNING OF YEAR	407,323	371,300	371,300	656,643
CASH, END OF PERIOD	1,553,909	379,538	407,323	371,300
SUPPLEMENTAL DISCLOSURES:
Interest paid	666,860	371,718	499,535	322,059
Income tax paid